UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  28-11909
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
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Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY                5/12/09
       ------------------------   --------------------------  ---------------
             [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              6
                                               -------------

Form 13F Information Table Value Total:           $13,384
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4    COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------ ---------------- ---------- -------- ----------------- ---------- ---------- -----------------------

                                                            VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
     NAME OF ISSUER             TITLE OF CLASS      CUSIP   (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- ---------- --------  ------------ --- ------ --------- ----------------------------
CEMEX SAB DE VC                SPON ADR NEW     151290889    1,250      200,000   SH   CALL    SOLE               200,000
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209      665      50,000    SH   CALL    SOLE                50,000
-----------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    2,728     200,000    SH           SOLE               200,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     MSCI EMERG MKT   464287234    4,962     200,000    SH   CALL    SOLE               200,000
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SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    1,762     200,000    SH   CALL    SOLE               200,000
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TENARIS S A                    SPONSORED ADR    88031M109    2,017     100,000    SH   CALL    SOLE               100,000
-----------------------------------------------------------------------------------------------------------------------------------
